ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 4) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS
2022(remainder)	$ 104,742
2023	418,968
2024	409,893
2025	376,224
2026	363,384
Thereafter	1,742,738
Estimated amortozation expense	$ 3,415,949	$ 34,485